Prospectus

May 1, 2006

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract designed for use by self-employed persons and their eligible employees in tax-qualified retirement plans. The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	Large Cap Core Stock Portfolio
T. Rowe Price Small Cap Value Portfolio	Capital Guardian Domestic Equity Portfolio
Aggressive Growth Stock Portfolio	T. Rowe Price Equity Income Portfolio
International Growth Portfolio	Index 500 Stock Portfolio
Franklin Templeton International Equity Portfolio	Asset Allocation Portfolio
AllianceBernstein Mid Cap Value Portfolio	Balanced Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Janus Capital Appreciation Portfolio	Select Bond Portfolio
Growth Stock Portfolio	Money Market Portfolio

Fidelity® Variable Insurance Products Fund III
Mid Cap Portfolio

Russell Investment Funds
Multi-Style Equity Fund	Core Bond Fund
Aggressive Equity Fund	Real Estate Securities Fund
Non-U.S. Fund

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

Please note that the Contract and the variable options are not guaranteed to achieve their goals and are not federally insured. The Contract and the variable options have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. You should rely only on the information contained in these prospectuses.

No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

The Contract may not be available in all states.

This prospectus does not offer the Contract in any jurisdiction where it cannot be lawfully sold.

More information about NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2006, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. To receive a copy of the SAI, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit    An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant    The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments     Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit    An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary    A person who receives payments under the Contract if all the Owners die before the Maturity Date.

Contract    The agreement between you and us described in this variable annuity prospectus.

Contract Value    The value of your Contract is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account; and (2) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals you have made and any applicable Market Value Adjustment or charges under the Contract.

Division    A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Funds    The mutual funds, registered under the Investment Company Act of 1940 as open-end management investment companies, available as investment options under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of these Funds.

General Account    All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account    A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment    An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date    The date selected by the Owner(s) of the Contract on which Purchase Payments cease and Annuity Payments become payable.

Owner    The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer, the Annuitant, or another person.

Portfolio    A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments    Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account    The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date    Any day on which the New York Stock Exchange (NYSE) is open for trading and any other day we are required under the Investment Company Act of 1940 to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Flexible Payment Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account A Prospectus

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). We may also charge for transfers between investment options and we may deduct state premium taxes (although neither a transfer charge nor a state premium tax deduction is being assessed at the present).

Front Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Withdrawal Charge	None

Annual Expenses of the Separate Account (as a percentage of assets)
Maximum Mortality and Expense Risk Fees*	0.75%
Current Mortality and Expense Risk Fees*	0.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	0.75%
Total Current Separate Account Annual Expenses*	0.50%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the benefit)**	0.40%

Back Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%

Annual Expenses of the Separate Account (as a percentage of assets)
Maximum Mortality and Expense Risk Fees*	1.50%
Current Mortality and Expense Risk Fees*	1.25%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	1.50%
Total Current Separate Account Annual Expenses*	1.25%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the benefit)**	0.40%

*	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation Units and 0.75% for Back Load Contract Class A Accumulation Units. Under the Back Load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
**	The maximum charge is for issue age 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55.

Account A Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of the table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2005. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.20%	1.26%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.20%	1.15%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2005. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of 1.12%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Portfolios that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of the prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Front Load Contract Without the Enhanced Death Benefit (“EDB”)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$631	$1,035	$1,468	$2,668
Minimum Total Annual Portfolio Operating Expenses	$543	$739	$952	$1,564

Front Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$671	$1,157	$1,677	$3,120
Minimum Total Annual Portfolio Operating Expenses	$582	$863	$1,167	$2,042

Back Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$875	$1,469	$1,893	$3,174
Minimum Total Annual Portfolio Operating Expenses	$783	$1,167	$1,376	$2,119

Back Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$275	$869	$1,493	$3,174
Minimum Total Annual Portfolio Operating Expenses	$183	$567	$976	$2,119

Back Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$916	$1,594	$2,107	$3,626
Minimum Total Annual Portfolio Operating Expenses	$824	$1,295	$1,596	$2,597

Account A Prospectus

Back Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$316	$994	$1,707	$3,626
Minimum Total Annual Portfolio Operating Expenses	$224	$695	$1,196	$2,597

The sales load for a Front Load Contract depends on the amount of cumulative Purchase Payments. For the Back Load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The $30 annual Contract fee is reflected as 0.00% for the Front Load Contract and 0.10% for the Back Load Contract based on the annual Contract fees collected divided by the average assets of the Division for the fiscal year ended 12/31/05.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account A Prospectus

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $132 billion as of December 31, 2005. Northwestern Mutual sells life, disability income, and annuity contracts through its own field force. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Distributor

We sell the Contracts through our Network Representatives; these individuals are also registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS is the principal underwriter of the Contracts.

The Separate Account

We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, effective May 1, 2006.

You may allocate the money you invest under your Contract among the variable and fixed options, as described below. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds described below. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

Account A Prospectus

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose, depending on your retirement savings goals and your personal risk tolerances. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products Fund III; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.    The investment adviser for the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or derivatives thereof.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Small Cap Growth Stock Portfolio	Long-term growth of capital
T. Rowe Price Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
Aggressive Growth Stock Portfolio	Long-term growth of capital
International Growth Portfolio	Long-term growth of capital
Franklin Templeton International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
AllianceBernstein Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	Alliance Capital Management L.P.
Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index
Janus Capital Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Growth Stock Portfolio	Long-term growth of capital
Large Cap Core Stock Portfolio	Long-term growth of capital and income
Capital Guardian Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
T. Rowe Price Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.

Account A Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk
High Yield Bond Portfolio	High current income and capital appreciation
Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital
Money Market Portfolio	Maximum current income consistent with liquidity and stability of capital*
*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Fidelity® Variable Insurance Products Fund III    The Fidelity® VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Separate Account buys Service Class 2 shares of the Fidelity® VIP Mid Cap Portfolio, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective
VIP Mid Cap Portfolio	Long-term growth of capital

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, Frank Russell Investment Management Company (“FRIMCo”). FRIMCo also advises, operates, and administers the Russell Investment Funds. Russell is our majority-owned subsidiary. Effective on or about July 1, 2006, FRIMCo is expected to change its name to Russell Investment Management Company.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and the preservation of capital
Real Estate Securities Fund	Current income and long-term growth of capital

We receive compensation from certain investment advisers and/or administrators (and/or affiliates thereof) of the Funds in connection with administrative and record-keeping services we provide to the Funds. Such compensation may range up to 0.10% and is based on assets of the particular Portfolios attributable to the Contract. Some advisers or administrators may pay us more than others. NMIS, our wholly owned broker-dealer, also receives 12b-1 fees deducted from certain Funds’ Portfolio assets and additional payments from the Funds’ distributors or their affiliates for providing certain distribution-related services for those Portfolios. For additional information, see the prospectuses of the underlying Funds.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer on or before the close of trading on the New York Stock Exchange (typically, 4:00pm Eastern Time), your request will receive same-day pricing. If we receive your request for transfer after the close of trading on the New York Stock Exchange, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount which may be transferred is the lesser of $100 or the entire value of the units in the Division from which the transfer is being made. We currently make no charge for transfers, although we reserve the right to make such a charge in the future.

Account A Prospectus

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations.

These policies and procedures may change from time to time in our sole discretion without notice; provided, however, Contract Owners would be given advance, written notice if the policies and procedures were revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, allocations or transfers by you may be rejected without notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). To find out if a Guaranteed Account is available in your state, please contact your Northwestern Mutual Network Representative or call 1-888-455-2232.

GIF 1 is available for investment under both Front Load and Back Load Contracts. GIF 8 is only available under Back Load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations

Account A Prospectus

described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”) for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 1% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Transfer Limitations    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the beginning of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Further, for GIF 1, no additional transfers may be made into that Guaranteed Account for 90 days. No additional transfers may be made into GIF 8 at any time without our consent. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply in New York.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period.

Withdrawal Charge    Maturity benefits and withdrawals under a Back Load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined

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in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

Guaranteed Interest Fund 8 (GIF8) Market Value Adjustment Example

GIF8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment =

$57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment =

$57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a Variable Income Plan, except for payments for a specified period. (See Option 1 under “Payment Plans—Description of Variable Income Plans”.)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.” ) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the Investment Company Act of 1940. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy    (Back Load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the stock market by investing in a Division of the Separate Account with potential returns and attendant risk that approximate those of the S&P 500® Index. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Index 500 Stock Portfolio. Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy.

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The Contract

Generally    The Contract is intended for retirement savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account; and (ii) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals you have made and any applicable MVA or charges under the Contract. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For Back Load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (EFT) Plan. For Front Load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may reduce or waive our minimums. For example, for Back Load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. For Front Load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Front Load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees, but not below a minimum of $8,000.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). However, our current practice (which we may change at any time without notice to you) is to permit a maximum amount of up to $1 million ($250,000 for Contracts issued in New York), other than for (i) Contracts issued in New Jersey (where exceptions to the Contract maximum amount are not permitted) and (ii) Contracts issued with a guaranteed minimum Declared Rate of 3%. To the extent that an investment causes these maximum amounts to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and would be able to continue to allocate purchase payments and transfers to that Account.

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Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the Back Load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your Back Load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a Back Load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs on or before the close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern Time). If receipt occurs after the close of trading on the New York Stock Exchange, we deem receipt to occur on the following Valuation Date. If you attempt to make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the account from which the transfer was made or for any other reason, we will reverse the transaction. Money orders or travelers’ checks will not be accepted in connection with the purchase of a variable product contract. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Purchase Payments under the Contract may be made until the Maturity Date specified in the Contract. You may select any date up to age 98 as the Maturity Date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See “Minimum Distribution Requirements.”)

Gender-Based Annuity Payment Rates    Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit value of their Contract at any time before the Maturity Date. We will not grant a partial withdrawal that would result in a Contract Value of less than $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under Back Load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charge.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) If Annuity Payments are being made under

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Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans”.)

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under The Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the Investment Company Act of 1940 (the “Act”) because of one or more of the following: (a) the New York Stock Exchange (“NYSE”) is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission (“SEC”) has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Amount of the Death Benefit    If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office. If we receive proof of death on or before the close of trading for the New York Stock Exchange (typically 4:00pm Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death after the close of trading on the New York Stock Exchange, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange.

If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Payment Plans”.)

Guaranteed Minimum Death Benefit Example

Set forth below is a numerical example illustrating the effect of a withdrawal from the contract upon the minimum death benefit:

Total Purchase Payments	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000
Contract Value at the time of withdrawal	$100,000
Withdrawal Amount	$25,000
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000 – (($25,000/$100,000) × $50,000) = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. Prior to the first Contract anniversary, the EDB is equal to the total Purchase Payments received less an adjustment for every withdrawal. On any Contract anniversary prior to the Primary Annuitant’s 80th birthday, the EDB is equal to the greater of (i) the Contract Value on that date, or (ii) the EDB as of the most recent Valuation Date. On any other Valuation Date before the Primary Annuitant’s 80th birthday, the EDB is equal to the EDB determined on the most recent Contract anniversary, increased by Purchase Payments we received since that Contract anniversary and decreased by an adjustment for every withdrawal made since that Contract anniversary. For each withdrawal, we reduce the EDB by the percentage of the Contract Value withdrawn. On any Valuation Date on or after the Primary Annuitant’s 80th birthday, the EDB will be equal to the EDB on the Contract anniversary immediately prior to the Primary Annuitant’s 80th birthday increased by Purchase Payments we received since that Contract anniversary and decreased by an adjustment for every withdrawal made since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available for issue ages up to 65 and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Example

The enhanced death benefit, if selected, is equal to the highest anniversary contract value plus any subsequent purchase payments. The death benefit is never less than the sum of the purchase payments. The enhanced death benefit is reduced proportionately for withdrawals.

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Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Distribution of the Death Benefit    If the Primary Annuitant dies before the Maturity Date, the Contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force, beginning with a value equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose or to a Guaranteed Account (transfers to a GIF 8 in this circumstance are allowed only if no funds are invested in a multi-year GIF on the death of the Annuitant). (See “Transfers Between Divisions.”) If no Contingent Annuitant has been named within 60 days after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner. In either case, the Owner or Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”)

Payment Plans

Generally    If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan, we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 90th birthday and we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Installment Income for a Specified Period.    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Certain Period.    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Certain Period.    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a Variable Income Plan to one that results in an initial payment of at least $50. A Variable Income Plan will continue even if payments fall to less than $50 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period.

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Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the Front Load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract Value on the Contract anniversary is $25,000 or more.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.

For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the Back Load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Reduction of the Charges    For the Back Load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Account A Prospectus

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the Investment Company Act of 1940.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8, 7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

For example, suppose a Back Load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge category 8 and the remaining $300,000 begins in withdrawal charge category 4. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in category 8 at issue would have moved down one category each Contract anniversary such that it would move to category 4 on the fourth Contract anniversary. The $300,000 that was in category 4 at issue would move to category zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to category zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. A withdrawal charge is not assessed on any earnings.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a Variable Income Plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a Variable Income Plan which is not contingent on the payee’s life (i.e., Plan 1).

For Fixed Income Plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a Fixed Income Plan for a certain period of 12 years or more or any Fixed Income Plan which involves a life contingency if you select the plan after the Contract has been in force for at least one full year.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Account A Prospectus

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested.

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity® VIP Mid Cap Portfolio, and the Russell Investment Funds.

Prior Contracts

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000.    During the period prior to March 31, 2000 and on or after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Separate Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of Purchase Payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on Purchase Payments in excess of $1 million, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued After December 16, 1981 and Prior to March 31, 1995.    For Contracts issued prior to March 31, 1995 and after December 16, 1981, there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of Purchase Payments, 4% on the next $75,000, and 2% on Purchase Payments in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Separate Account. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued Prior to December 17, 1981.    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See “Appendix A—Accumulation Unit Values” for the applicable table.

Dividends for Contracts Issued Prior to March 31, 2000.    During the year 2006 we are paying dividends on approximately 31% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000, and over three-fourths of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2006 represents about 0.60% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Account A Prospectus

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent. Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $44,000 or 100% of compensation or earned income up to $220,000 (dollar amounts as indexed for 2006). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $15,000 in 2006, indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,000 for 2006, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule:    A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule:    If the employee dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee’s death.

Account A Prospectus

Spousal Exceptions:    If the employee’s spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1/2.

Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money (expressed in whole percentages and at least $100) automatically transferred from the Money Market Division into the Division(s) you have chosen on a monthly, quarterly, or semi-annual basis. (Dollar-Cost Averaging is not available for amounts in the GIF 8.) Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each Portfolio or Guaranteed Account or from specific Portfolios or Guaranteed Accounts you designate, except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; or (4) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (RMD)    For 403(b) Plans, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time.

Only Contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of investment Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in

Account A Prospectus

the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps. The GIF 1 is ONLY available in the Front-Load design in the states of NJ, OR, UT, and WA. The GIF 1 is NOT available in either design in the state of MA or NY.

Owner Inquiries    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access fund performance information, forms for routine service, and daily contract and unit values for Contracts you own with your User ID and password. Eligible Owners may also transfer invested assets among investment Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Additional Information

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider).

The Terminal Illness and Nursing Home Benefits are not available in MA, NJ, and NY.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Each Owner or payee will receive periodic reports relating to the Portfolios, proxy material and a form with which to give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Substitution and Change    We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply: We may (1) invest the assets of a Division in securities of another mutual fund or another issuer, as a substitute for the shares already purchased or as the securities to be purchased in the future; (2) operate the Separate Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract Owners; (3) deregister the Separate Account under the Investment Company Act of 1940 if registration is no longer required; and (4) change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

A vote of Contract Owners, or of those who have an interest in one or more of the Divisions of the Separate Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Performance Data    We may publish advertisements containing performance data for the Divisions of the Separate Account from time to time. This performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five, and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4.5% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4.5% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee

Account A Prospectus

of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer. We have included additional information about the performance data in the Statement of Additional Information.

Dividends    The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a Variable Income Plan. Distributions of divisible surplus are commonly referred to as “dividends.” Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts, except on certain fixed installment income plans.

For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Mortality Rate and Expense Risk Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge or sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a contract with a withdrawal charge to a new Back Load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new Back Load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a Front Load Contract to a new Back Load Contract (i.e., no withdrawal charge is charged on premium payments and any appreciation attributable thereto) and to amounts exchanged from a Front Load Contract to a new Front Load Contract (i.e., no second front load will be charged on amounts exchanged from an existing Front Load Contract to a new Front Load Contract). Fixed Annuity Contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Page
DISTRIBUTION OF THE CONTRACTS	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-4
VALUATION OF ASSETS OF THE SEPARATE ACCOUNT	B-4

Account A Prospectus

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as Contracts no longer offered for sale. The Contracts no longer offered for sale are different in certain material respects from Contracts offered currently. The values shown below for Back Load Version Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Version Contracts described in this prospectus. Accumulation Unit Values set forth below for Front Load Version Contracts issued on or after March 31, 2000 reflect the values of Front Load Version Accumulation Units as well as Back Load Version Class A Accumulation Units. Accumulation Unit Values set forth below for Back Load Version Contracts issued on or after March 31, 2000 reflect the values of Back Load Version Class B Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges-Reduction of the Charges” and “Withdrawal Charges-Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the Back Load Version Contracts.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000
Small Cap Growth Stock Division
Front Load Version
Accumulation Unit Value	$1.217	$1.100	$ .931	$ .703	$ .866	$ .904
Number of Units Outstanding	208,349	251,224	195,348	154,143	140,476	87,187
Back Load Version
Accumulation Unit Value	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945
Number of Units Outstanding	930,093	807,685	732,225	522,379	284,235	69,946
T. Rowe Price Small Cap Value Division
Front Load Version(b)
Accumulation Unit Value	$1.696	$1.590	$1.283	$ .954	$1.015	—
Number of Units Outstanding	86,316	93,388	39,377	27,602	—	—
Back Load Version(b)
Accumulation Unit Value	$1.641	$1.550	$1.260	$ .944	$1.012	—
Number of Units Outstanding	773,128	676,410	560,451	328,035	26,151	—
Aggressive Growth Stock Division
Front Load Version
Accumulation Unit Value	$ .840	$ .795	$ .700	$ .564	$ .719	$ .902
Number of Units Outstanding	200,722	529,541	286,812	221,621	167,945	54,097
Back Load Version
Accumulation Unit Value	$5.087	$4.853	$4.303	$3.490	$4.487	$5.671
Number of Units Outstanding	1,015,132	586,290	532,473	412,378	243,477	35,017
International Growth Division
Front Load Version(b)
Accumulation Unit Value	$1.549	$1.319	$1.091	$ .789	$ .904	—
Number of Units Outstanding	98,413	98,688	65,147	23,247	17,748	—
Back Load Version(b)
Accumulation Unit Value	$1.499	$1.286	$1.071	$ .780	$ .901	—
Number of Units Outstanding	901,316	612,955	367,326	193,268	15,242	—
Franklin Templeton International Equity Division
Front Load Version
Accumulation Unit Value	$1.289	$1.162	$ .979	$ .700	$ .852	$ .996
Number of Units Outstanding	221,266	267,886	157,922	132,672	93,129	24,076
Back Load Version
Accumulation Unit Value	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251
Number of Units Outstanding	1,016,109	802,426	590,403	403,029	145,688	42,413
Alliance Bernstein Mid Cap Value Division
Front Load Version(a)
Accumulation Unit Value	$1.644	$1.567	$1.327	—	—	—
Number of Units Outstanding	3,875	25,432	9,020	—	—	—
Back Load Version(a)
Accumulation Unit Value	$1.612	$1.548	$1.321	—	—	—
Number of Units Outstanding	146,614	118,475	20,575	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000
Index 400 Stock Division
Front Load Version
Accumulation Unit Value	$1.512	$1.353	$1.169	$ .870	$1.024	$1.036
Number of Units Outstanding	210,735	236,245	201,239	181,114	163,573	114,473
Back Load Version
Accumulation Unit Value	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295
Number of Units Outstanding	1,394,381	1,243,725	1,091,656	739,736	362,161	48,800
Janus Capital Appreciation Division
Front Load Version(a)
Accumulation Unit Value	$1.657	$1.423	$1.195	—	—	—
Number of Units Outstanding	40,675	2,184	1,548	—	—	—
Back Load Version(a)
Accumulation Unit Value	$1.624	$1,405	$1.189	—	—	—
Number of Units Outstanding	321,801	92,052	24,288	—	—	—
Growth Stock Division
Front Load Version
Accumulation Unit Value	$ .830	$ .774	$ .730	$ .616	$ .783	$ .917
Number of Units Outstanding	226,930	270,550	182,020	140,292	65,929	30,267
Back Load Version
Accumulation Unit Value	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902
Number of Units Outstanding	1,287,821	1,094,718	916,214	635,366	253,153	63,702
Large Cap Core Stock Division
Front Load Version
Accumulation Unit Value	$ .834	$ .773	$ .718	$ .582	$ .814	$ .887
Number of Units Outstanding	199,676	356,388	333,892	206,179	138,478	31,529
Back Load Version
Accumulation Unit Value	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323
Number of Units Outstanding	539,631	476,338	419,996	244,102	124,194	15,035
Capital Guardian Domestic Equity Division
Front Load Version(b)
Accumulation Unit Value	$1.279	$1.189	$1.023	$ .765	$ .976	—
Number of Units Outstanding	106,124	161,426	87,247	43,864	7,834	—
Back Load Version(b)
Accumulation Unit Value	$1.237	$1.159	$1.005	$ .757	$ .973	—
Number of Units Outstanding	1,102,474	828,519	621,924	417,557	8,491	—
T. Rowe Price Equity Income Division
Front Load Version(a)
Accumulation Unit Value	$1.464	$1.412	$1.232	—	—	—
Number of Units Outstanding	71,202	36,208	27,817	—	—	—
Back Load Version(a)
Accumulation Unit Value	$1.435	$1.394	$1.226	—	—	—
Number of Units Outstanding	239,319	135,189	23,755	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000
Index 500 Stock Division
Front Load Version
Accumulation Unit Value	$ .886	$ .850	$ .772	$ .604	$ .779	$ .888
Number of Units Outstanding	479,857	667,647	354,476	280,800	231,431	24,617
Back Load Version
Accumulation Unit Value	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344
Number of Units Outstanding	1,668,599	1,095,983	964,781	652,779	277,480	54,215
Asset Allocation Division
Front Load Version(b)
Accumulation Unit Value	$1.220	$1.146	$1.047	$ .872	$ .977	—
Number of Units Outstanding	545,258	700,184	172,338	131,164	214	—
Back Load Version(b)
Accumulation Unit Value	$1.181	$1.117	$1.028	$ .863	$ .974	—
Number of Units Outstanding	1,353,091	909,258	508,034	250,892	35,277	—
Balanced Division
Front Load Version
Accumulation Unit Value	$1.121	$1.087	$1.013	$ .863	$ .938	$ .973
Number of Units Outstanding	169,123	185,083	190,956	829,094	819,248	52,519
Back Load Version
Accumulation Unit Value	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332
Number of Units Outstanding	829,204	626,327	482,869	328,924	142,572	46,538
High Yield Bond Division
Front Load Version
Accumulation Unit Value	$1.414	$1.402	$1.249	$ .973	$1.007	$ .963
Number of Units Outstanding	67,606	72,742	85,477	60,354	70,173	—
Back Load Version
Accumulation Unit Value	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432
Number of Units Outstanding	462,687	381,731	242,003	197,186	52,097	6,687
Select Bond Division
Front Load Version
Accumulation Unit Value	$1.470	$1.446	$1.387	$1.321	$1.185	$1.079
Number of Units Outstanding	222,067	208,037	146,950	183,271	96,440	537
Back Load Version
Accumulation Unit Value	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542
Number of Units Outstanding	373,440	244,264	193,595	106,207	26,054	4,112
Money Market Division
Front Load Version
Accumulation Unit Value	$1.138	$1.110	$1.100	$1.092	$1.080	$1.044
Number of Units Outstanding	236,069	206,056	158,626	196,726	685	538
Back Load Version
Accumulation Unit Value	$2.780	$2.733	$2.728	$2.729	$2.718	$2.649
Number of Units Outstanding	571,451	391,966	423,092	513,144	179,930	22,631

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Front Load Version(a)
Accumulation Unit Value	$2.042	$1.739	$1.402
Number of Units Outstanding	260,457	99,545	18,023
Back Load Version(a)
Accumulation Unit Value	$2.002	$1.717	$1.395
Number of Units Outstanding	425,471	279,678	41,856
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000
Multi-Style Equity Division
Front Load Version
Accumulation Unit Value	$ .859	$ .804	$ .736	$ .574	$ .751	$ .880
Number of Units Outstanding	549,179	370,386	96,820	71,907	76,893	1,678
Back Load Version
Accumulation Unit Value	$ .869	$ .820	$ .756	$ .594	$ .783	$ .925
Number of Units Outstanding	821,237	803,974	628,706	403,060	137,024	17,408
Aggressive Equity Division
Front Load Version
Accumulation Unit Value	$1.274	$1.204	$1.055	$ .728	$ .904	$ .930
Number of Units Outstanding	133,669	86,107	51,618	52,113	47,887	17,481
Back Load Version
Accumulation Unit Value	$1.423	$1.355	$1.196	$ .832	$1.040	$1.079
Number of Units Outstanding	362,580	297,297	261,138	225,999	64,083	18,584
Non-U.S. Division
Front Load Version
Accumulation Unit Value	$1.025	$ .906	$ .770	$ .557	$ .660	$ .851
Number of Units Outstanding	251,982	247,779	113,262	93,640	92,068	11,781
Back Load Version
Accumulation Unit Value	$1.219	$1.085	$ .929	$ .678	$ .809	$1.050
Number of Units Outstanding	545,764	466,440	363,799	257,545	113,607	30,216
Core Bond Division
Front Load Version
Accumulation Unit Value	$1.389	$1.368	$1.314	$1.244	$1.149	$1.075
Number of Units Outstanding	143,348	113,573	47,364	42,428	37,551	—
Back Load Version
Accumulation Unit Value	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068
Number of Units Outstanding	563,446	448,227	321,043	172,978	88,555	12,988
Real Estate Securities Division
Front Load Version
Accumulation Unit Value	$2.832	$2.519	$1.877	$1.375	$1.331	$1.241
Number of Units Outstanding	142,079	138,421	75,092	46,321	34,590	60,731
Back Load Version
Accumulation Unit Value	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156
Number of Units Outstanding	992,575	766,749	633,527	279,844	69,117	5,538

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Front Load Version(c)
Accumulation Unit Value	$2.668	$2.409	$2.036	$1.536	$1.891	$1.973	$1.856	—	—	—
Number of Units Outstanding	306,248	325,787	313,793	323,202	323,801	321,211	149,996	—	—	—
Back Load Version(c)
Accumulation Unit Value	$2.521	$2.296	$1.957	$1.489	$1.849	$1.945	$1.846	—	—	—
Number of Units Outstanding	1,616,794	1,712,972	1,912,991	1,964,695	1,808,968	1,675,122	481,140	—	—	—
T. Rowe Price Small Cap Value Division
Front Load Version(b)
Accumulation Unit Value	$1.704	$1.596	$1.286	$0.955	$1.016	—	—	—	—	—
Number of Units Outstanding	242,300	377,638	300,490	271,539	96,359	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value	$1.641	$1.550	$1.260	$0.944	$1.012	—	—	—	—	—
Number of Units Outstanding	786,959	859,969	828,422	591,330	150,722	—	—	—	—	—
Aggressive Growth Stock Division
Front Load Version
Accumulation Unit Value	$2.635	$2.492	$2.191	$1.764	$2.247	$2.815	$2.662	$1.859	$1.735	$1.530
Number of Units Outstanding	629,909	721,162	1,132,329	1,184,231	1,271,253	1,322,419	1,185,824	1,195,051	832,513	568,732
Back Load Version
Accumulation Unit Value	$5.087	$4.853	$4.303	$3.494	$4.487	$5.671	$5.408	$3.808	$3.585	$3.188
Number of Units Outstanding	2,386,417	2,683,165	2,990,627	3,455,437	3,733,407	3,831,806	3,585,337	3,703,653	2,962,218	1,734,023
International Growth Division
Front Load Version(b)
Accumulation Unit Value	$1.556	$1.324	$1.093	$ .790	$ .904	—	—	—	—	—
Number of Units Outstanding	334,294	282,589	220,946	6,636	7,622	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value	$1.499	$1.286	$1.071	$ .780	$ .901	—	—	—	—	—
Number of Units Outstanding	662,294	534,123	366,526	213,927	31,105	—	—	—	—	—
Franklin Templeton International Equity Division
Front Load Version
Accumulation Unit Value	$2.526	$2.274	$1.913	$1.368	$1.663	$1.941	$1.964	$1.605	$1.537	$1.374
Number of Units Outstanding	625,257	599,018	719,361	869,881	869,838	950,116	727,940	669,024	575,775	286,469
Back Load Version
Accumulation Unit Value	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829	$1.649
Number of Units Outstanding	2,465,741	2,558,418	2,621,628	2,869,713	3,193,593	3,242,296	3,063,127	3,028,502	2,488,184	1,281,128
AllianceBernstein Mid Cap Value Division
Front Load Version(a)
Accumulation Unit Value	$1.649	$1.570	$1.328	—	—	—	—	—	—	—
Number of Units Outstanding	100,632	61,286	31,665	—	—	—	—	—	—	—
Back Load Version(a)
Accumulation Unit Value	$1.612	$1.548	$1.321	—	—	—	—	—	—	—
Number of Units Outstanding	141,926	105,699	64,351	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 400 Stock Division
Front Load Version(c)
Accumulation Unit Value	$1.928	$1.723	$1.488	$1.106	$1.300	$1.314	$1.125	—	—	—
Number of Units Outstanding	347,154	357,716	403,996	343,626	252,810	226,675	162,971	—	—	—
Back Load Version(c)
Accumulation Unit Value	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—	—
Number of Units Outstanding	1,838,947	1,969,606	1,954,933	2,052,327	1,705,515	1,069,393	388,194	—	—	—
Janus Capital Appreciation Division
Front Load Version(a)
Accumulation Unit Value	$1.661	$1.425	$1.196	—	—	—	—	—	—	—
Number of Units Outstanding	107,315	31,432	29,179	—	—	—	—	—	—	—
Back Load Version(a)
Accumulation Unit Value	$1.624	$1.405	$1.189	—	—	—	—	—	—	—
Number of Units Outstanding	388,174	130,574	54,620	—	—	—	—	—	—	—
Growth Stock Division
Front Load Version
Accumulation Unit Value	$2.560	$2.387	$2.246	$1.896	$2.405	$2.815	$2.898	$2.375	$1.883	$1.456
Number of Units Outstanding	375,836	449,127	463,622	591,193	676,797	688,920	613,097	447,934	422,029	257,158
Back Load Version
Accumulation Unit Value	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991	$1.552
Number of Units Outstanding	2,540,777	2,850,035	3,288,313	3,628,997	3,785,644	3,697,631	3,381,484	2,761,432	1,870,296	922,390
Large Cap Core Stock Division
Front Load Version
Accumulation Unit Value	$2.128	$1.970	$1.828	$1.480	$2.069	$2.253	$2.431	$2.271	$1.852	$1.430
Number of Units Outstanding	211,301	219,213	382,281	640,796	656,757	721,964	757,434	736,836	540,977	208,323
Back Load Version
Accumulation Unit Value	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382	$1.959	$1.525
Number of Units Outstanding	1,865,965	2,043,826	2,305,722	2,625,047	2,909,890	3,046,744	3,306,924	3,046,517	1,940,827	1,215,721
Capital Guardian Domestic Equity Division
Front Load Version(b)
Accumulation Unit Value	$1.284	$1.193	$1.025	$ .766	$ .976	—	—	—	—	—
Number of Units Outstanding	544,910	387,237	261,445	37,281	6,557	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value	$1.237	$1.159	$1.005	$ .757	$ .973	—	—	—	—	—
Number of Units Outstanding	734,120	786,823	721,815	409,076	71,346	—	—	—	—	—
T. Rowe Price Equity Income Division
Front Load Version(a)
Accumulation Unit Value	$1.468	$1.414	$1.233	—	—	—	—	—	—	—
Number of Units Outstanding	123,176	59,772	4,865	—	—	—	—	—	—	—
Back Load Version(a)
Accumulation Unit Value	$1.435	$1.394	$1.226	—	—	—	—	—	—	—
Number of Units Outstanding	310,620	156,017	82,555	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 500 Stock Division
Front Load Version
Accumulation Unit Value	$2.849	$2.731	$2.477	$1.936	$2.495	$2.843	$3.128	$2.597	$2.026	$1.527
Number of Units Outstanding	667,259	765,978	986,942	1,084,346	1,233,599	1,267,405	1,247,611	1,057,935	690,248	454,096
Back Load Version
Accumulation Unit Value	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344	$4.820	$4.037	$3.175	$2.414
Number of Units Outstanding	3,240,680	3,714,145	4,073,503	4,606,154	5,050,604	5,436,581	5,417,756	4,504,322	3,279,176	1,970,961
Asset Allocation Division
Front Load Version(b)
Accumulation Unit Value	$1.226	$1.150	$1.050	$ .874	$ .977	—	—	—	—	—
Number of Units Outstanding	826,027	753,617	691,665	106,556	82,933	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value	$1.181	$1.117	$1.028	$ .863	$ .974	—	—	—	—	—
Number of Units Outstanding	1,280,931	1,073,076	863,689	584,078	214,820	—	—	—	—	—
Balanced Division
Front Load Version
Accumulation Unit Value	$2.438	$2.362	$2.198	$1.871	$2.031	$2.106	$2.118	$1.912	$1.615	$1.334
Number of Units Outstanding	919,166	1,092,299	1,181,360	1,610,300	1,745,366	1,936,777	1,800,477	1,768,955	1,296,330	786,271
Back Load Version
Accumulation Unit Value	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332	$7.436	$6.771	$5.768	$4.806
Number of Units Outstanding	1,945,719	2,169,747	2,316,414	2,543,983	2,779,445	2,907,554	2,897,246	2,565,265	2,109,606	1,347,427
High Yield Bond Division
Front Load Version
Accumulation Unit Value	$2.079	$2.058	$1.833	$1.426	$1.474	$1.409	$1.483	$1.496	$1.530	$1.326
Number of Units Outstanding	205,135	183,314	194,059	138,321	211,360	278,582	380,690	400,132	95,718	55,625
Back Load Version
Accumulation Unit Value	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595	$1.394
Number of Units Outstanding	685,392	851,719	920,329	1,056,405	1,072,933	1,154,997	1,174,446	1,400,604	967,118	572,121
Select Bond Division
Front Load Version
Accumulation Unit Value	$2.001	$1.966	$1.884	$1.793	$1.606	$1.461	$1.331	$1.350	$1.266	$1.161
Number of Units Outstanding	767,520	757,710	666,819	481,900	300,899	352,753	214,565	159,609	72,941	38,713
Back Load Version
Accumulation Unit Value	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542	$6.929	$7.088	$6.703	$6.201
Number of Units Outstanding	471,743	456,426	567,298	605,002	437,418	353,449	364,139	368,314	271,027	182,907
Money Market Division
Front Load Version
Accumulation Unit Value	$1.460	$1.423	$1.409	$1.397	$1.380	$1.333	$1.259	$1.203	$1.146	$1.091
Number of Units Outstanding	413,892	552,424	1,137,243	1,307,625	2,064,209	1,852,761	1,980,615	1,564,597	1,439,686	1,843,605
Back Load Version
Accumulation Unit Value	$2.780	$2.733	$2.728	$3.729	$2.718	$2.649	$2.523	$2.431	$2.335	$2.241
Number of Units Outstanding	1,101,550	1,036,337	1,380,081	1,723,587	1,759,212	1,397,046	1,892,502	1,515,128	1,081,227	1,123,081

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Front Load Version(a)
Accumulation Unit Value	$2.047	$1.742	$1.403
Number of Units Outstanding	82,856	48,968	10,196
Back Load Version(a)
Accumulation Unit Value	$2.002	$1.717	$1.395
Number of Units Outstanding	561,806	344,943	159,527
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Front Load Version(c)
Accumulation Unit Value	$ .919	$ .860	$ .787	$ .613	$ .801	$ .938	$1.073
Number of Units Outstanding	227,021	515,940	414,304	634,152	609,184	653,396	321,514
Back Load Version(c)
Accumulation Unit Value	$ .869	$ .820	$ .756	$ .594	$ .783	$ .925	$1.067
Number of Units Outstanding	1,775,988	1,743,065	1,595,972	1,405,479	1,504,874	1,250,824	535,268
Aggressive Equity Division
Front Load Version(c)
Accumulation Unit Value	$1.506	$1.422	$1.244	$ .858	$1.064	$1.094	$1.106
Number of Units Outstanding	221,954	215,733	102,435	280,732	278,349	205,450	87,678
Back Load Version(c)
Accumulation Unit Value	$1.423	$1.355	$1.196	$ .832	$1.040	$1.079	$1.100
Number of Units Outstanding	857,407	906,388	660,590	713,748	684,944	558,206	182,385
Non-U.S. Division
Front Load Version(c)
Accumulation Unit Value	$1.289	$1.139	$ .966	$ .699	$ .827	$1.065	$1.250
Number of Units Outstanding	374,899	427,270	270,681	255,502	253,873	239,460	81,105
Back Load Version(c)
Accumulation Unit Value	$1.219	$1.085	$ .929	$ .678	$ .809	$1.050	$1.243
Number of Units Outstanding	1,176,995	1,141,462	944,227	817,566	820,128	734,746	205,407
Core Bond Division
Front Load Version(c)
Accumulation Unit Value	$1.407	$1.384	$1.328	$1.256	$1.159	$1.083	$ .983
Number of Units Outstanding	224,834	280,195	183,062	66,294	20,992	35,410	26,817
Back Load Version(c)
Accumulation Unit Value	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068	$ .983
Number of Units Outstanding	766,096	676,121	588,459	598,546	366,778	310,796	93,910
Real Estate Securities Division
Front Load Version(c)
Accumulation Unit Value	$2.688	$2.389	$1.779	$1.302	$1.259	$1.172	$ .925
Number of Units Outstanding	289,637	410,965	257,339	153,383	96,859	73,595	19,288
Back Load Version(c)
Accumulation Unit Value	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$ .920
Number of Units Outstanding	770,702	792,241	648,772	655,717	394,800	324,453	88,176

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Accumulation Unit Value(c)	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945	$1.846	—	—	—
Number of Units Outstanding	3,183,283	3,802,743	6,049,397	6,573,433	5,700,137	5,885,472	1,898,627	—	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)	$1.641	$1.550	$1.260	$ .944	$1.012	—	—	—	—	—
Number of Units Outstanding	3,124,872	2,570,619	1,655,510	1,400,917	292,730	—	—	—	—	—
Aggressive Growth Stock Division
Accumulation Unit Value	$5.087	$4.853	$4.303	$3.494	$4.487	$5.671	$5.408	$3.808	$3.585	$3.188
Number of Units Outstanding	5,830,748	7,205,865	8,811,416	10,044,566	12,273,215	13,812,637	14,666,263	18,213,135	20,861,309	21,479,837
International Growth Division
Accumulation Unit Value(b)	$1.499	$1.286	$1.071	$ .780	$ .901	—	—	—	—	—
Number of Units Outstanding	1,933,244	1,318,658	1,024,184	317,059	90,942	—	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829	$1.649
Number of Units Outstanding	8,516,180	9,136,339	9,085,154	9,896,145	11,504,361	13,283,821	15,307,814	19,261,448	22,910,908	22,132,206
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)	$1.612	$1.548	$1.321	—	—	—	—	—	—	—
Number of Units Outstanding	489,920	445,044	203,328	—	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—	—
Number of Units Outstanding	3,470,887	3,631,132	3,985,259	4,142,561	4,224,763	3,499,606	1,241,398	—	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)	$1.624	$1.405	$1.189	—	—	—	—	—	—	—
Number of Units Outstanding	879,060	428,120	44,381	—	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991	$1.552
Number of Units Outstanding	4,339,362	4,808,629	5,807,255	6,983,115	8,243,061	8,296,584	8,576,102	7,215,894	6,045,075	4,845,965
Large Cap Core Stock Division
Accumulation Unit Value	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382	$1.959	$1.525
Number of Units Outstanding	3,701,552	3,976,283	4,939,695	5,159,778	6,685,128	6,946,403	9,502,862	10,866,893	8,963,724	7,054,484
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)	$1.237	$1.159	$1.005	$ .757	$ .973	—	—	—	—	—
Number of Units Outstanding	3,242,301	2,469,092	1,523,994	1,190,032	193,492	—	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)	$1.435	$1.394	$1.226	—	—	—	—	—	—	—
Number of Units Outstanding	1,289,189	778,037	243,612	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344	$4.820	$4.037	$3.175	$2.414
Number of Units Outstanding	8,703,603	10,241,868	11,697,800	12,907,973	15,617,447	17,587,215	20,900,522	21,467,931	21,531,879	20,092,060
Asset Allocation Division
Accumulation Unit Value(b)	$1.181	$1.117	$1.028	$ .863	$ .974	—	—	—	—	—
Number of Units Outstanding	4,478,802	2,883,707	2,383,456	2,124,071	476,776	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332	$7.436	$6.771	$5.768	$4.806
Number of Units Outstanding	15,486,209	17,992,808	20,609,955	22,432,975	26,333,221	29,328,998	35,440,432	40,487,926	44,638,127	48,457,793
High Yield Bond Division
Accumulation Unit Value	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595	$1.394
Number of Units Outstanding	1,426,820	1,494,679	1,456,470	1,461,027	1,881,347	2,029,262	2,904,325	3,974,656	3,770,055	2,456,295
Select Bond Division
Accumulation Unit Value	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542	$6.929	$7.088	$6.703	$6.201
Number of Units Outstanding	1,459,710	1,409,107	1,588,438	1,840,193	1,651,248	1,634,871	1,914,749	2,171,879	2,252,704	2,691,481
Money Market Division
Accumulation Unit Value	$2.780	$2.733	$2.728	$2.729	$2.718	$2.649	$2.523	$2.431	$2.335	$2.241
Number of Units Outstanding	2,798,732	3,143,984	3,704,294	6,073,048	6,009,918	6,248,637	7,329,873	6,699,739	6,270,333	7,029,739

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Accumulation Unit Value(a)	$2.002	$1.717	$1.395
Number of Units Outstanding	1,827,036	1,329,255	483,181
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)	$ .869	$ .820	$ .756	$ .594	$ .783	$ .925	$1.067
Number of Units Outstanding	3,009,911	3,566,901	3,138,388	2,538,585	2,727,184	2,365,883	1,475,825
Aggressive Equity Division
Accumulation Unit Value(c)	$1.423	$1.355	$1.196	$ .832	$1.040	$1.079	$1.100
Number of Units Outstanding	1,337,528	1,721,009	1,962,297	1,278,583	1,623,364	1,455,003	760,721
Non-U.S. Division
Accumulation Unit Value(c)	$1.219	$1.085	$ .929	$ .678	$ .809	$1.050	$1.243
Number of Units Outstanding	2,145,586	2,304,563	2,073,070	1,927,339	2,184,344	2,019,287	813,542
Core Bond Division
Accumulation Unit Value(c)	$1.329	$1.319	$1.277	$1.218	$1.323	$1.068	$ .983
Number of Units Outstanding	1,047,319	1,112,595	776,966	996,440	792,991	728,086	580,967
Real Estate Securities Division
Accumulation Unit Value(c)	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$ .920
Number of Units Outstanding	2,416,345	2,138,265	1,508,537	1,199,189	812,052	652,555	248,726

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Accumulation Unit Value(c)	$ 2.607	$ 2.362	$ 2.003	$ 1.517	$1.873	$1.961	$1.852	—	—	—
Number of Units Outstanding	86,573	109,482	200,970	195,919	242,514	261,141	95,329	—	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)	$ 1.678	$ 1.577	$ 1.275	$ .951	$1.014	—	—	—	—	—
Number of Units Outstanding	254,057	333,659	227,706	229,909	11,128	—	—	—	—	—
Aggressive Growth Stock Division
Accumulation Unit Value	$ 5.485	$ 5.207	$ 4.593	$ 3.711	$4.742	$5.963	$5.658	$3.965	$3.714	$3.286
Number of Units Outstanding	186,708	216,240	240,138	255,815	304,541	388,193	370,788	479,410	640,838	890,850
International Growth Division
Accumulation Unit Value(b)	$ 1.532	$ 1.308	$ 1.084	$ .786	$ .903	—	—	—	—	—
Number of Units Outstanding	104,863	66,474	33,516	12,589	11,010	—	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value	$ 2.992	$ 2.703	$ 2.282	$ 1.637	$1.997	$2.339	$2.376	$1.947	$1.872	$1.680
Number of Units Outstanding	303,434	298,420	316,014	326,231	340,359	375,718	630,123	647,767	1,297,660	1,332,812
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)	$ 1.633	$ 1.561	$ 1.325	—	—	—	—	—	—	—
Number of Units Outstanding	11,078	11,681	6,675	—	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)	$ 1.884	$ 1.689	$ 1.464	$ 1.092	$1.288	$1.306	$1.123	—	—	—
Number of Units Outstanding	189,832	195,467	228,041	242,802	334,892	288,383	167,651	—	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)	$ 1.646	$ 1.417	$ 1.193	—	—	—	—	—	—	—
Number of Units Outstanding	253,628	69,675	5,749	—	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value	$ 2.682	$ 2.509	$ 2.369	$ 2.007	$2.554	$3.000	$3.100	$2.549	$2.027	$1.573
Number of Units Outstanding	230,745	174,657	304,230	312,827	311,084	334,831	372,659	247,491	327,731	118,168
Large Cap Core Stock Division
Accumulation Unit Value	$ 2.229	$ 2.071	$ 1.929	$ 1.567	$2.198	$2.402	$2.601	$2.438	$1.995	$1.546
Number of Units Outstanding	76,805	107,464	111,637	125,226	181,811	180,854	254,027	310,014	348,188	69,566
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)	$ 1.265	$ 1.179	$ 1.017	$ .762	$ .975	—	—	—	—	—
Number of Units Outstanding	74,435	244,866	96,670	107,036	11,255	—	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)	$ 1.454	$ 1.406	$ 1.230	—	—	—	—	—	—	—
Number of Units Outstanding	197,852	17,766	4,653	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 4.499	$ 4.328	$ 3.939	$ 3.090	$3.995	$4.568	$5.043	$4.202	$3.289	$2.488
Number of Units Outstanding	3,198,579	3,365,264	3,555,372	3,965,286	4,934,298	5,706,738	6,687,760	7,343,357	8,175,537	9,600,286
Asset Allocation Division
Accumulation Unit Value(b)	$ 1.207	$ 1.137	$ 1.041	$ .869	$ .976	—	—	—	—	—
Number of Units Outstanding	80,749	63,845	45,581	41,043	11,085	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$ 9.172	$ 8.920	$ 8.330	$ 7.113	$7.750	$8.063	$8.137	$7.372	$6.248	$5.180
Number of Units Outstanding	1,053,815	1,159,730	1,309,692	1,321,703	1,565,742	2,213,090	2,738,126	3,013,626	3,845,538	4,743,812
High Yield Bond Division
Accumulation Unit Value	$ 2.146	$ 2.132	$ 1.905	$ 1.487	$1.543	$1.480	$1.563	$1.582	$1.624	$1.412
Number of Units Outstanding	71,912	44,448	83,423	68,612	73,766	80,510	77,269	183,181	600,752	428,588
Select Bond Division
Accumulation Unit Value	$11.164	$11.004	$10.584	$10.109	$9.086	$8.295	$7.583	$7.719	$7.263	$6.685
Number of Units Outstanding	323,968	389,008	455,745	603,334	514,551	495,713	715,024	899,839	1,012,083	1,215,131
Money Market Division
Accumulation Unit Value	$ 3.134	$ 3.066	$ 3.045	$ 3.031	$3.004	$2.913	$2.761	$2.646	$2.529	$2.416
Number of Units Outstanding	415,504	241,012	388,750	459,870	765,876	732,845	898,198	1,723,332	893,452	1,103,625

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Accumulation Unit Value(a)	$2.029	$1.732	$1.400
Number of Units Outstanding	79,861	48,600	25,869
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)	$ .898	$ .844	$ .774	$ .605	$ .794	$ .932	$1.071
Number of Units Outstanding	18,870	19,899	7,298	6,377	26,629	60,062	7,554
Aggressive Equity Division
Accumulation Unit Value(c)	$1.472	$1.394	$1.224	$ .847	$1.054	$1.088	$1.104
Number of Units Outstanding	90,974	117,602	108,560	112,581	63,919	58,734	7,374
Non-U.S. Division
Accumulation Unit Value(c)	$1.260	$1.117	$ .951	$ .690	$ .820	$1.059	$1.247
Number of Units Outstanding	76,517	47,879	36,043	32,998	51,723	51,562	12,237
Core Bond Division
Accumulation Unit Value(c)	$1.374	$1.357	$1.307	$1.240	$1.148	$1.077	$ .986
Number of Units Outstanding	43,541	21,821	9,822	10,914	16,601	22,616	2,618
Real Estate Securities Division
Accumulation Unit Value(c)	$2.627	$2.343	$1.750	$1.285	$1.247	$1.165	$ .923
Number of Units Outstanding	80,550	267,730	47,853	56,396	22,565	25,461	4,656

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus